Information Regarding Members of the Board of Directors and Group Management - Summary of Remuneration Costs for the President and CEO and Other Members of Executive Team (ET) (Detail) - SEK (kr)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Classes Of Employee Benefits Expense [line items]
Salary	kr 154,729,302	kr 152,100,147	kr 128,252,290
Termination beneﬁts		25,503,967
Annual variable remuneration provision earned for the year	48,399,226	90,908,181	52,507,185
Long-term variable compensation provision	62,256,169	84,813,164	91,962,483
Pension costs	34,759,447	52,104,709	50,455,851
Other beneﬁts	20,404,020	20,302,786	11,755,319
Social charges and taxes	64,768,431	82,824,511	80,103,179
Total	385,316,595	508,557,465	415,036,307
The President and CEO [member]
Classes Of Employee Benefits Expense [line items]
Salary	19,520,568	19,154,852	18,208,859
Long-term variable compensation provision	31,708,587	41,125,015	43,701,650
Pension costs	10,151,804	9,856,121	9,569,049
Other beneﬁts	828,287	135,743	555,688
Social charges and taxes	19,546,145	22,079,378	22,633,474
Total	81,755,391	92,351,109	94,668,720
Other Members of Executive Team [member]
Classes Of Employee Benefits Expense [line items]
Salary	135,208,734	132,945,295	110,043,431
Termination beneﬁts		25,503,967
Annual variable remuneration provision earned for the year	48,399,226	90,908,181	52,507,185
Long-term variable compensation provision	30,547,582	43,688,149	48,260,833
Pension costs	24,607,643	42,248,588	40,886,802
Other beneﬁts	19,575,733	20,167,043	11,199,631
Social charges and taxes	45,222,286	60,745,133	57,469,705
Total	kr 303,561,204	kr 416,206,356	kr 320,367,587